Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 26:      Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between Banking and Item Processing operations. Loans, investments, deposits and financial services provide the revenues in the Banking segment and include the accounts of State Bank and RFCBC.

Service fees provide the revenues in the Item Processing operation and include the accounts of RDSI. Other segments include the accounts of the Company, Rurban Financial Corp., which provides management services to its subsidiaries.

The accounting policies used are the same as those described in the summary of significant accounting policies. Segment performance is evaluated using net interest income, other revenue, operating expense and net income. Goodwill is allocated. Income taxes and indirect expenses are allocated based on revenue. Transactions among segments are made at fair value. The Company allocates certain expenses to other segments. Information reported internally for performance assessment follows.

		Data		Total	Intersegment	Consolidated
2011	Banking	Processing	Other	Segments	Elimination	Totals

Income Statement information:

Net interest income (expense)	$22,301,413	$(305,235)	$(1,285,279)	$20,710,899	$-	$20,710,899
Other revenue - external customers	10,186,594	3,332,437	31,892	13,550,923	-	13,550,923
Other revenue - other segments	300,701	1,387,500	146,231	1,834,432	(1,527,980)	306,452
Net interest income and other revenue	32,788,708	4,414,702	(1,107,156)	36,096,254	(1,527,980)	34,568,274
Non-interest expense	24,172,240	6,334,659	1,580,191	32,087,090	(1,834,432)	30,252,658
Significant noncash items:
Depreciation and amortization	869,521	903,352	9,802	1,782,675	-	1,782,675
Fixed asset and software impairment		608,585		608,585	-	608,585
Goodwill impairment	-	380,748	-	380,748	-	380,748
Provision for loan losses	1,993,688	-	-	1,993,688	-	1,993,688
Income tax expense (benefit)	1,823,833	(523,423)	(642,381)	658,029	-	658,029
Segment profit (loss)	$4,798,947	$(1,396,534)	$(2,044,966)	$1,357,447	$306,452	$1,663,899

Balance sheet information:

Total assets	$623,501,172	$3,576,899	$73,207,765	$700,285,836	$(71,622,170)	$628,663,666
Goodwill and intangibles	18,201,632	-	-	18,201,632	-	18,201,632
Premises and equipment expenditures	$559,762	$106,688	$13,218	$679,668	$-	$679,668

		Data		Total	Intersegment	Consolidated
2010	Banking	Processing	Other	Segments	Elimination	Totals

Income Statement information:

Net interest income (expense)	$21,843,737	$(454,369)	$(1,427,647)	$19,961,721	$-	$19,961,721
Other revenue - external customers	10,958,388	9,725,869	134,566	20,818,823	-	20,818,823
Other revenue - other segments	99,356	1,297,789	428,773	1,825,918	(1,825,918)	-
Net interest income and other revenue	32,901,481	10,569,289	(864,308)	42,606,462	(1,825,918)	40,780,544
Non-interest expense	25,958,617	26,341,072	1,834,675	54,134,364	(1,825,918)	52,308,446
Significant noncash items:
Depreciation and amortization	974,967	2,985,813	46,844	4,007,624	-	4,007,624
Fixed asset and software impairment	-	4,892,231	-	4,892,231	-	4,892,231
Goodwill impairment	-	4,680,960	-	4,680,960	-	4,680,960
Other intangible impairment	-	1,591,844	-	1,591,844	-	1,591,844
Provision for loan losses	7,587,603	3,000,000	-	10,587,603	-	10,587,603
Income tax expense (benefit)	(768,661)	(4,790,880)	(942,754)	(6,502,295)	-	(6,502,295)
Segment profit (loss)	$123,922	$(13,980,903)	$(1,756,229)	$(15,613,210)	$-	$(15,613,210)

Balance sheet information:

Total assets	$653,940,003	$6,852,940	$70,622,568	$731,415,511	$(71,127,826)	$660,287,685
Goodwill and intangibles	18,831,214	487,748	-	19,318,962	-	19,318,962
Premises and equipment expenditures	$1,018,127	$1,128,127	$-	$2,146,254	$-	$2,146,254

		Data		Total	Intersegment	Consolidated
2009	Banking	Processing	Other	Segments	Elimination	Totals

Income Statement information:

Net interest income (expense)	$22,753,280	$(182,136)	$(1,572,540)	$20,998,604	$-	$20,998,604
Other revenue - external customers	10,386,902	18,836,667	81,028	29,304,597	-	29,304,597
Other revenue - other segments	92,493	1,599,589	1,497,767	3,189,849	(3,189,849)	-
Net interest income and other revenue	33,232,675	20,254,120	6,255	53,493,050	(3,189,849)	50,303,201
Non-interest expense	25,239,393	18,928,782	3,864,674	48,032,849	(3,189,849)	44,843,000
Significant noncash items:
Depreciation and amortization	1,039,284	3,334,636	99,447	4,473,367	-	4,473,367
Provision for loan losses	5,738,098	-	-	5,738,098	-	5,738,098
Income tax expense (benefit)	210,330	450,615	(1,321,333)	(660,388)	-	(660,388)
Segment profit (loss)	$2,044,854	$874,723	$(2,537,086)	$382,491	$-	$382,491

Balance sheet information:

Total assets	$652,166,943	$22,774,098	$83,110,060	$758,051,101	$(85,001,999)	$673,049,102
Goodwill and intangibles	19,472,484	6,919,819	-	26,392,303	-	26,392,303
Premises and equipment expenditures	$548,824	$2,805,922	$51,510	$3,406,256	$-	$3,406,256